TRADE AND OTHER RECEIVABLES - Movements in the provision for bad and doubtful debts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 62	$ 69	$ 54
Exchange adjustment	(1)	(3)	3
Reclassification		(8)
Acquisitions	9		1
Net receivables provided/(provision released) during the year	15	14	17
Utilisation of provision	(26)	(24)	(6)
At 31 December	59	62	$ 69
Adoption of IFRS 9
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	14
At 31 December		14
IFRS 9
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 83
At 31 December		$ 83